Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets, net

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2024	2025	2025	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	3,803,749	—
Software and others	23,330,332	28,314,192	4,048,876	6.93
Accumulated amortization	(13,338,363)	(15,731,077)	(2,249,514)	—
Intangible assets, net	36,591,969	39,183,115	5,603,111	—
(1)The Group acquired an insurance broker license at RMB26,000,000 in 2018 and further acquired an insurance sale on line license at RMB600,000.